Off-balance sheet commitments given and contingent liabilities	9 Months Ended
Sep. 30, 2025
Off-Balance Sheet Commitments [Abstract]
Disclosure of commitments and contingent liabilities	Off-balance sheet commitments given and contingent liabilities
On December 12, 2024, the Group was notified of a claim from the seller of Prosynergia requesting the payment of an earn-out in connection with the transaction. Legal proceedings are ongoing in French court. The Group considers the probability of a resource outflow in connection with this claim to be remote, and therefore has not recorded any provision in its financial statements.
Over the period ended September 30, 2025, the Group has not entered into any significant additional off-balance sheet commitment or amended already existing commitments. The off-balance sheet commitments given by the Group as of September 30, 2025 are identical to December 31, 2024, with the exception of the following changes in the commitments related to CRO contracts:
In the ordinary course of business, the Group regularly uses the services of subcontractors and enters into research and partnership arrangements with various CROs, and with public- sector partners or subcontractors, who conduct clinical trials and studies in relation to the drug candidates. As of December 31, 2024 and September 30, 2025, the Group’s commitments amounted to respectively
€234,908 thousand and €182,597 thousand. The cost of services performed by CROs is recognized as an operating expense as incurred.